Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Taxes [Abstract]
Schedule Of Taxes Payable [Table Text Block]
Taxes payable as of December 31, 2018 and 2017 consist of the following:

	December 31, 2018	December 31, 2017

Corporation income tax payable	$227,386	$416,579
Other tax payable	117,177	125,813

Total	$344,563	$542,392

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended December 31, 2018, 2017 and 2016:

	Years ended December 31,
	2018	2017	2016
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact (a)	(8)%	(10)%	(10)%
Permanent difference and others	(1)%	2%	1%
Changes of deferred tax assets valuation allowances	35%	17%	-%
Total	51%	34%	16%

(a)	Three of the Company’s subsidiaries, Tantech Bamboo, Shangchi Automobile and Tantech Energy are subject to tax rate of 15%.

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income tax consisted of the following:
	Years ended December 31,
	2018	2017	2016
Current	$1,031,158	$1,334,254	$1,465,744
Deferred	-	193,749	(98,474)
Total	$1,031,158	$1,528,003	$1,367,270

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of deferred tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2017
Deferred tax assets:
Allowance for doubtful accounts and other reserves	$2,389,719	$1,682,706
Valuation allowance	(2,389,719)	(1,682,706)
Total	$-	$-

Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	$2,053,512	$2,086,086
Total	$2,053,512	$2,086,086